Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2022
Employee costs and share plans for employees
Schedules of employee numbers

	2022	2021	2020
Employees
UK	9,800	8,900	7,900
Rest of Europe	20,600	18,300	16,600
The Americas	20,900	18,800	17,300
Asia, Africa & Australasia	30,700	33,600	33,000
Continuing operations	82,000	79,600	74,800

Schedule of employee costs

	2022	2021	2020
	$m	$m	$m
Wages and salaries	8,656	7,633	6,273
Social security costs	991	886	726
Pension costs	546	564	435
Other employment costs	1,338	1,192	813
Total	11,531	10,275	8,247

Schedule of reconciliation of outstanding share-based payment instruments

	The AstraZeneca Performance Share Plan		The AstraZeneca Global Restricted Stock Plan			The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares	[1]	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares
	ʼ000	ʼ000	ʼ000	ʼ000		ʼ000	ʼ000	ʼ000	ʼ000
Outstanding at 1 January 2020	2,859	5,206	1,328	9,770		176	649	282	65
Granted	932	1,767	689	3,671		80	295	18	–
Forfeited	(191)	(478)	(113)	(1,077)		(6)	(79)	–	–
Cancelled	(3)	–	–	(9)		–	–	–	–
Exercised	(552)	(1,704)	(278)	(3,180)		(89)	(359)	–	–
Outstanding at 31 December 2020	3,045	4,791	1,626	9,175		161	506	300	65
Granted	1,275	2,082	902	4,509		139	481	–	175
Forfeited	(220)	(494)	(158)	(1,254)		(18)	(42)	(18)	(45)
Cancelled	(9)	–	(1)	(8)		–	–	–	–
Exercised	(632)	(1,201)	(341)	(2,881)		(27)	(182)	–	–
Outstanding at 31 December 2021	3,459	5,178	2,028	9,541		255	763	282	195
Granted	1,059	2,339	1,237	6,478		75	216	–	–
Forfeited	(132)	(570)	(190)	(1,627)		(25)	(136)	(23)	–
Cancelled	–	–	–	(3)		–	–	–	–
Exercised	(756)	(1,223)	(606)	(2,706)		(72)	(165)	–	–
Outstanding at 31 December 2022	3,630	5,724	2,469	11,683		233	678	259	195

[1]	Shares issued to Alexion employees under the GRSP are covered under the Alexion employee share award below.

Schedule of weighted average fair values of share-based payment instruments granted

	The AstraZeneca Performance Share Plan			The AstraZeneca Global Restricted Stock Plan		The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	WAFV	[1]	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV
	pence		$	pence	$	pence	$	pence	$
WAFV of 2020 grants	6664		43.24	7408	47.71	7931	52.92	8386	–
WAFV of 2021 grants	6012		41.56	6893	47.75	7415	53.96	–	56.83
WAFV of 2022 grants	8328		55.73	9167	61.21	9894	63.35	–	–

[1]	Weighted average fair value.